United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 October 30, 2008
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	50
Form 13 Information Table Value Total:  89,016 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ACORDA THERAPEUTICS INC CMN	COM		00484M106	1,193 		50,000 	SH		SOLE		-		50,000 	-	-
AMER.SCIENCE & ENG.INC. CMN	COM		029429107	1,493 		25,000 	SH		SOLE		-		25,000 	-	-
ANADYS PHARMACEUTICALS, INC.CMN	COM		03252Q408	32 		12,000 	SH		SOLE		-		12,000 	-	-
ANWORTH MORTGAGE ASSET CORP CMN	COM		037347101	888 		150,000 SH		SOLE		-		150,000 -	-
ARQULE INC CMN			COM		04269E107	193 		60,000 	SH		SOLE		-		60,000 	-	-
ATHEROS COMMUNICATIONS INC CMN	COM		04743P108	1,179 		50,000 	SH		SOLE		-		50,000 	-	-
BALLY TECHNOLOGIES INC CMN	COM		05874B107	2,725 		90,000 	SH		SOLE		-		90,000 	-	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	2,649 		100,000 SH		SOLE		-		100,000 -	-
BIOMARIN PHARMCAL@30EXP10/18/08	CALL		09061G101	1 		30 	SH	CALL	SOLE		-		30 	-	-
BIOGEN IDEC INC. CMN		COM		09062X103	3,017 		60,000 	SH		SOLE		-		60,000 	-	-
BRISTOL-MYERS SQUIBB COMPANY	COM		110122108	521 		5,000 	SH		SOLE		-		25,000 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	18 		6,300 	SH		SOLE		-		6,300 	-	-
CELGENE CORPORATION CMN		COM		151020104	3,164 		50,000 	SH		SOLE		-		50,000 	-	-
COMFORT SYSTEMS USA INC CMN	COM		199908104	2,271 		170,000 SH		SOLE		-		170,000 -	-
CYPRESS BIOSCIENCE INC CMN	COM		232674507	919 		125,000 SH		SOLE		-		125,000 -	-
DECKERS OUTDOORS CORP CMN	COM		243537107	5,204 		50,000 	SH		SOLE		-		50,000 	-	-
ELAN CORP PLC (ADR) ADR CMN	COM		284131208	1,601 		150,000 SH		SOLE		-		150,000 -	-
ENDOCARE INC CMN		COM		29264P203	17 		11,600 	SH		SOLE		-		11,600 	-	-
ENDOLOGIX INC CMN		COM		29266S106	208 		100,000 SH		SOLE		-		100,000 -	-
EXPEDITORS INTL WASH INC CMN	COM		302130109	3,484 		100,000 SH		SOLE		-		100,000 -	-
GAMESTOP CORP CMN CLASS A	COM		36467W109	4,447 		130,000 SH		SOLE		-		130,000 -	-
GILEAD SCIENCES CMN		COM		375558103	3,422 		75,000 	SH		SOLE		-		75,000 	-	-
GUESS ?, INC. CMN		COM		401617105	5,219 		150,000 SH		SOLE		-		150,000 -	-
ICONIX BRAND GROUP INC CMN	COM		451055107	1,308 		100,000 SH		SOLE		-		100,000 -	-
IMCLONE SYSTEMS INCORPORATED	COM		45245W109	3,120 		50,000 	SH		SOLE		-		50,000 	-	-
INHIBITEX, INC. CMN		COM		45719T103	111 		300,000 SH		SOLE		-		300,000 -	-
KEITHLEY INSTRUMENTS INC CMN	COM		487584104	837 		100,000 SH		SOLE		-		100,000 -	-
MEMORY PHARMACEUTICALS CORP CMN	COM		58606R403	57 		300,000 SH		SOLE		-		300,000 -	-
MERCK & CO.INC. CMN		COM		589331107	3,156 		100,000 SH		SOLE		-		100,000 -	-
METABASIS THERAPEUTICS, INC.CMN	COM		59101M105	258 		227,900 SH		SOLE		-		227,900 -	-
MICROS SYSTEMS, INC. CMN	COM		594901100	2,666 		100,000 SH		SOLE		-		100,000 -	-
MONARCH CASINO & RESORT INC CMN	COM		609027107	2,848 		250,000 SH		SOLE		-		250,000 -	-
NOVACEA, INC. CMN		COM		66987B103	227 		155,700 SH		SOLE		-		155,700 -	-
NOVABAY PHARMACEUTICALS, INC.	COM		66987P102	443 		260,300 SH		SOLE		-		260,300 -	-
OCEANEERING INTL INC CMN	COM		675232102	4,266 		80,000 	SH		SOLE		-		80,000 	-	-
PF CHANG'S CHINA BISTRO CMN	COM		69333Y108	2,354 		100,000 SH		SOLE		-		100,000 -	-
PENN VA CORP CMN		COM		707882106	1,336 		25,000 	SH		SOLE		-		25,000 	-	-
PFIZER INC. CMN			COM		717081103	1,844 		100,000 SH		SOLE		-		100,000 -	-
REPUBLIC AIRWAYS HOLDINGS,INC*	COM		760276105	2,548 		250,000 SH		SOLE		-		250,000 -	-
S1 CORPORATION CMN		COM		78463B101	1,224 		200,000 SH		SOLE		-		200,000 -	-
SWS GROUP INC CMN		COM		78503N107	4,032 		200,000 SH		SOLE		-		200,000 -	-
SUNESIS PHARMACEUTICALS INC CMN	COM		867328502	95 		100,000 SH		SOLE		-		100,000 -	-
TNS, INC. CMN			COM		872960109	3,874 		200,000 SH		SOLE		-		200,000 -	-
THERMAGE, INC. CMN		COM		88343R101	34 		10,000 	SH		SOLE		-		10,000 	-	-
TRIMERIS INC @ 6 EXP 10/18/2008	PUT		896263100	163 		750 	SH	PUT	SOLE		-		750 	-	-
USANA HEALTH SCIENCES CMN	COM		90328M107	2,050 		50,000 	SH		SOLE		-		50,000 	-	-
VALERO ENERGY CORPORATION CMN	COM		91913Y100	1,515 		50,000 	SH		SOLE		-		50,000 	-	-
VERSANT CORPORATION CMN		COM		925284309	2,788 		141,500 SH		SOLE		-		141,500 -	-
VICAL INC CMN			COM		25602104	365 		169,000 SH		SOLE		-		169,000 -	-
ZORAN CORP CMN			COM		98975F101	1,632 		200,000 SH		SOLE		-		200,000 -	-